Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2015 site	Jan. 07, 2014	Dec. 31, 2011	Dec. 31, 2014
Loss Contingencies [Line Items]
Number of non owned sites	64
Number of national priority list	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	58
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves	$ 38,000,000			$ 38,000,000
Guarantees at carrying value	352,000,000			383,000,000
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies	1,400,000,000
Bonds guaranteed by FCA	1,100,000,000
Ligon [Member]
Loss Contingencies [Line Items]
Consideration for settlement payment		12,800,000
Ligon [Member] | Compensatory Damages [Member]
Loss Contingencies [Line Items]
Damages awarded to plaintiff's			3,800,000
Ligon [Member] | Punitive Damages [Member]
Loss Contingencies [Line Items]
Damages awarded to plaintiff's			$ 7,600,000